Going Concern	12 Months Ended
Dec. 31, 2024
Going Concern [Abstract]
GOING CONCERN

2 GOING CONCERN

For the year ended December 31, 2024, 2023 and 2022 the Group incurred a loss of USD 63,592,548, USD 15,665,634 and USD 61,221,032 respectively; and as at December 31, 2024 and 2023 the Group has accumulated losses of USD 202,503,268 and USD 138,948,686 respectively; and negative working capital (i.e. excess of current liabilities over current assets) of USD 20,259,303 and USD 17,197,058 respectively. In addition to the cash flows to be generated from the Group’s operations, the continuation of the Group’s operations is dependent primarily on the ability to raise funding, and accessibility and availability thereof. The Group’s management acknowledge that there is a risk that the quantum and timing of cash flows may not be achievable in line with the twelve months forecasts from the date of approval of the Group’s consolidated financial statements. A review of the strategic plan and budget, including expected developments in liquidity and capital was considered.

Based on management’s forecasts, the day-to-day operations and expenditure requirements are anticipated to be funded primarily through the ability to access additional funding from shareholders.

On February 8, 2025 the Group utilized an additional USD 20,000,000, under the Convertible Note issued to OSN Streaming. This is in addition to the initial USD 12,000,000 issued on December 16, 2024. These transactions are pursuant to the Note Purchase Agreement with OSN Streaming Limited, bringing the total amount issued under the Convertible Note to USD 32,000,000 out of the total USD 55,000,000 agreed upon.

As such, there is material uncertainty that raises substantial doubt about the Company’s ability to continue as a going concern for a period of at least 12 months from the date of issuance of these consolidated financial statements.

The consolidated financial statements have been prepared assuming that the Group will continue as a going concern which is contingent upon the Group’s ability to access additional funding. Accordingly, the consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts, the amounts and classification of liabilities, or any other adjustments that might result in the event the Group is unable to continue as a going concern.